Goodwill and Trademark - Schedule of Reconciliation of Changes in Goodwill and Trade Name (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Impairment			$ 1,205
Goodwil
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	0
Impairment
Goodwill, ending balance	$ 0	$ 0